Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2025
Accrued liabilities and other payables
Accrued liabilities and other payables

15.          Accrued liabilities and other payables

(In thousands)	December 31, 2024	December 31, 2025
Current:
Payroll and welfare	24,821	26,951
Tax levies	9,622	17,829
Deferred consideration payable for acquisition of Hupu	—	9,850
Payables for advertisement	5,488	9,825
Payables related to share repurchase	2,867	2,961
Payables for office building	2,046	244
Professional service fees	1,235	1,492
Legal and litigation related expenses (Note 26)	671	2,723
Payables to joint membership partners	1,491	3,561
Payables for acquisition of long-term investments	696	2,350
Others	3,156	3,548
Total	52,093	81,334
Non-current:
Deferred consideration payable for acquisition of Hupu	—	2,748
Rental deposits	480	782
Total	480	3,530